Fair Value Measurements (Details 2) (Scenario, Previously Reported [Member], USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Feb. 02, 2013	Mar. 03, 2012
Student loan bonds [Member]
Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation.
Balance at the beginning of the period	$ 80	$ 108
Changes in unrealized losses included in other comprehensive income	4	(1)
Sales	(65)	(27)
Balance at the end of the period	19	80
Municipal revenue bonds [Member]
Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation.
Balance at the beginning of the period	2	2
Changes in unrealized losses included in other comprehensive income	0	0
Sales	0	0
Balance at the end of the period	2	2
Auction preferred securities
Fair Value, Assets Measured On Recurring Basis, Unobservable Input Reconciliation.
Balance at the beginning of the period	82	110
Changes in unrealized losses included in other comprehensive income	4	(1)
Sales	(65)	(27)
Balance at the end of the period	$ 21	$ 82